Supplemental Condensed Consolidating Schedule of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Cash flow from operations:
Net income (loss)	$ (47)	$ 69	[1]	$ (362)	[2]	$ (8)	$ 235	[3]	$ 94	[4]	$ (147)	[5]	$ (73)	$ (23)	$ (66)		$ (149)	$ (570)
Income (loss) from discontinued operations		15		5			311	[3]	15		(107)	[5]	(43)	55	331		(80)	(156)
Income (loss) from continuing operations	(47)	54		(367)	[2]	(8)	(76)		79	[4]	(40)		(30)	(78)	(397)		(69)	(414)
Non cash adjustments	161						242								1,132		676	980
Changes in operating assets and liabilities	65						(96)								(90)		(1)	35
Cash flow from (used in) continuing operations	179						70								645		606	601
Cash flow from (used in) discontinued operations							5								(401)		72	120
Cash flow from (used in) operations	179						75								244		678	721
Investment activities:
Cash paid for acquired businesses, net of cash acquired	(1)						(6)								(40)		(35)	(82)
Cash paid for property and equipment and software	(46)						(60)								(260)		(276)	(298)
Other investing activities	1						3								3		(4)	4
Cash provided by (used in) continuing operations	(46)						(63)								(297)		(315)	(376)
Cash provided by (used in) discontinued operations							1,740								1,758		(11)	116
Cash provided by (used in) investment activities	(46)						1,677								1,461		(326)	(260)
Financing activities:
Net repayments of long-term debt	(128)						(1,244)								(1,231)		(238)	(291)
Premium paid to retire debt															(48)			(41)
Dividends paid	(1)														(724)
Other financing activities	(5)
Other financing activities	(6)						(10)								(36)		(15)	(12)
Cash provided by (used in) continuing operations	(134)						(1,254)								(2,039)		(253)	(344)
Cash provided by (used in) financing activities	(134)						(1,254)								(2,039)		(253)	(344)
Effect of exchange rate changes on cash	(8)						7								7		(4)	(3)
Increase (decrease) in cash and cash equivalents	(9)						505								(327)		95	114
Beginning cash and cash equivalents	546					1,378	873							778	873		778	664
Ending cash and cash equivalents	537	546					1,378		873						546		873	778
Parent
Cash flow from operations:
Net income (loss)	(47)						235								(66)		(149)	(570)
Income (loss) from discontinued operations							219								225		(135)	0
Income (loss) from continuing operations	(47)						16								(291)		(14)	(570)
Non cash adjustments	(9)						(75)								72		(320)	207
Changes in operating assets and liabilities	(14)						8								(257)		(181)	(317)
Cash flow from (used in) continuing operations	(70)						(51)								(476)		(515)	(680)
Cash flow from (used in) discontinued operations							(2)								(405)		(1)
Cash flow from (used in) operations	(70)						(53)								(881)		(516)	(680)
Investment activities:
Intercompany transactions	108						1,828	[6]
Intercompany cash transactions															2,658	[7]	822	707
Cash paid for acquired businesses, net of cash acquired	(1)
Cash paid for property and equipment and software																		(1)
Other investing activities							1								(1)		(4)	(2)
Cash provided by (used in) continuing operations	107						1,829								2,657		818	704
Cash provided by (used in) discontinued operations																	68	253
Cash provided by (used in) investment activities	107						1,829								2,657		886	957
Financing activities:
Net repayments of long-term debt	(78)						(1,241)								(1,277)		(5)	(171)
Premium paid to retire debt															(48)			(41)
Dividends paid	(1)														(724)
Other financing activities	(5)
Other financing activities							(10)								(36)		(15)	(12)
Cash provided by (used in) continuing operations	(84)						(1,251)								(2,085)		(20)	(224)
Cash provided by (used in) financing activities	(84)						(1,251)								(2,085)		(20)	(224)
Increase (decrease) in cash and cash equivalents	(47)						525								(309)		350	53
Beginning cash and cash equivalents	220						529							179	529		179	126
Ending cash and cash equivalents	173	220					1,054		529						220		529	179
Guarantor Subsidiaries
Cash flow from operations:
Net income (loss)	41						160								71		384	(84)
Income (loss) from discontinued operations							89								102		60	30
Income (loss) from continuing operations	41						71								(31)		324	(114)
Non cash adjustments	89						94								711		336	783
Changes in operating assets and liabilities	34						(68)								163		151	364
Cash flow from (used in) continuing operations	164						97								843		811	1,033
Cash flow from (used in) discontinued operations															4		77	112
Cash flow from (used in) operations	164						97								847		888	1,145
Investment activities:
Intercompany transactions	(121)						(24)	[6]
Intercompany cash transactions															(595)	[7]	(628)	(737)
Cash paid for acquired businesses, net of cash acquired															(31)		(14)	(82)
Cash paid for property and equipment and software	(32)						(41)								(180)		(189)	(207)
Other investing activities	1																1	9
Cash provided by (used in) continuing operations	(152)						(65)								(806)		(830)	(1,017)
Cash provided by (used in) discontinued operations							1,740								1,744		(74)	(112)
Cash provided by (used in) investment activities	(152)						1,675								938		(904)	(1,129)
Financing activities:
Intercompany dividends of HE sale proceeds							(1,771)								(1,771)
Intercompany dividends	(11)
Net repayments of long-term debt							(1)								(2)			(6)
Cash provided by (used in) continuing operations	(11)						(1,772)								(1,773)			(6)
Cash provided by (used in) financing activities	(11)						(1,772)								(1,773)			(6)
Increase (decrease) in cash and cash equivalents	1														12		(16)	10
Beginning cash and cash equivalents	(3)						(15)							1	(15)		1	(9)
Ending cash and cash equivalents	(2)	(3)					(15)		(15)						(3)		(15)	1
Non-Guarantor Subsidiaries
Cash flow from operations:
Net income (loss)	8						27								132		121	(109)
Income (loss) from discontinued operations							3								4		(5)	(186)
Income (loss) from continuing operations	8						24								128		126	77
Non cash adjustments	32						36								146		155	183
Changes in operating assets and liabilities	45						(36)								4		29	(12)
Cash flow from (used in) continuing operations	85						24								278		310	248
Cash flow from (used in) discontinued operations							7										(4)	8
Cash flow from (used in) operations	85						31								278		306	256
Investment activities:
Intercompany transactions	35						(33)	[6]
Intercompany cash transactions															(292)	[7]	(194)	30
Cash paid for acquired businesses, net of cash acquired							(6)								(9)		(21)
Cash paid for property and equipment and software	(14)						(19)								(80)		(87)	(90)
Other investing activities							2								4		(1)	(3)
Cash provided by (used in) continuing operations	21						(56)								(377)		(303)	(63)
Cash provided by (used in) discontinued operations															14		(5)	(25)
Cash provided by (used in) investment activities	21						(56)								(363)		(308)	(88)
Financing activities:
Intercompany dividends	(11)
Net repayments of long-term debt	(50)						(2)								48		(233)	(114)
Cash provided by (used in) continuing operations	(61)						(2)								48		(233)	(114)
Cash provided by (used in) financing activities	(61)						(2)								48		(233)	(114)
Effect of exchange rate changes on cash	(8)						7								7		(4)	(3)
Increase (decrease) in cash and cash equivalents	37						(20)								(30)		(239)	51
Beginning cash and cash equivalents	329						359							598	359		598	547
Ending cash and cash equivalents	366	329					339		359						329		359	598
Eliminations
Cash flow from operations:
Net income (loss)	(49)						(187)								(203)		(505)	193
Income (loss) from continuing operations	(49)						(187)								(203)		(505)	193
Non cash adjustments	49						187								203		505	(193)
Investment activities:
Intercompany transactions	(22)						(1,771)	[6]
Intercompany cash transactions															(1,771)	[7]
Cash provided by (used in) continuing operations	(22)						(1,771)								(1,771)
Cash provided by (used in) investment activities	(22)						(1,771)								(1,771)
Financing activities:
Intercompany dividends of HE sale proceeds							1,771								1,771
Intercompany dividends	22
Cash provided by (used in) continuing operations	22						1,771								1,771
Cash provided by (used in) financing activities	$ 22						$ 1,771								$ 1,771

[1]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a pre-tax gain on sale of HE of $563 million.
[4]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[5]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.
[6]	(d) The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business.
[7]	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business. Additionally, during 2012, the company settled $2.5 billion of inter-company balances through a series of non-cash dividend and return of capital transactions. These settlements reduced inter-company payable or receivable balances between Parent Company and Guarantor Subsidiaries, with a related increase or decrease in investment in subsidiary or equity accounts and, therefore, these transactions are not reflected in the Supplemental Condensed Consolidating Schedule of Cash Flows presented above.